Incentive Plans (Schedule Of Share-Based Plan Amounts Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation charged against income before income tax benefit	$ 10,435	$ 9,391	$ 8,416
Related income tax benefit recognized in income	$ 3,652	$ 3,287	$ 2,946